Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 696,089	$ 226,045	$ 192,683
Working capital	689,000	220,000
Long-term investments-equity investments held	255,535	59,941	$ 196,241
Increased/decreased in other comprehensive income on assumption	25,000	$ 6,000
letter of credit [Member]
Disclosure of detailed information about financial instruments [line items]
Letter of guarantee supporting accounts receivable balance from the sale of cobalt	$ 10,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	1.17%
Change in interest rate, percentage	1.00%
Impacted in interest expense due to fluctuation in interest rates	$ 0	$ 200
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	255,535	59,941
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 256,000	$ 61,000